Note 17 - Income (Loss) Per Common Share (Details) - Weighted Average Number of Shares Included In Computation Of Diluted EPS	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Weighted Average Number of Shares Included In Computation Of Diluted EPS [Abstract]
Weighted average basic shares	188,298,113	118,523,228
Stock options ("in the money")		2,203,443
Conversion of preferred stocks and dividends		42,565,825
Weighted average diluted shares	188,298,113	163,292,496